Claims Financing Obligations and Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Claims Financing Obligations and Notes Payable

Note 10. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE

Based on claims financing obligations and notes payable agreements, as of June 30, 2024 and December 31, 2023, the present value of amounts owed under these obligations were $605.3 million and $556.3 million, respectively, including capitalized interest. In addition, as of June 30, 2024 and December 31, 2023, the Company has $14.5 million and $10.0 million of advances from Yorkville, respectively. The weighted average interest rate is 14.8% based on the current book value of $605.3 million with rates that range from 0% to 20%.

As of June 30, 2024, the minimum required payments on these agreements are $758.9 million. Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.

Brickell Key Investments

In 2015, the Company entered into a Claims Proceeds Investment Agreement (“CPIA”), as amended, with Brickell Key Investments LP (the “Holder”). Pursuant to the CPIA, as amended, the Company grants to the Holder the right to purchase Class A common shares in the Company (the “Class A Shares”) up to a maximum amount of 2,666,667 (the “Amount”) for a purchase price equal to $6,666.67 ($0.0025 per Class A Share), and is payable in cash. This Warrant (the “Warrant”) will expire at 5:00 p.m. (Eastern Time), on September 30, 2027 and may be exercised in whole or in part by Holder at any time prior to such date. The Holder can only sell a maximum of 15% per month of the Class A Shares obtained through the Warrant. In exchange for the Company issuing the Warrant, the amounts owed to the Holder pursuant to CPIA are amended to equal $80 million. The Holder has the right to receive the $80 million owed through proceeds as outlined in the CPIA, cash paid by the Company or monetization of the Warrant (through the sale of the Warrant or sale of the underlying Class A Shares). If the Holder monetizes the Warrant, the amount owed will be reduced at a measure of $30.00 per Class A Share. In connection with the Amendment and Warrant Agreement, the Holder also executed a Stock Pledge Agreement (the “Pledge Agreement”) with Legacy MSP founders, John H. Ruiz and Frank C. Quesada (the “Founders”). As part of the Pledge Agreement, the Founders agreed to pledge 50 million shares to secure payment of the original principal amount of the CPIA. In addition, the Pledge Agreement provides the right to repurchase the Warrant from the Holder on or before June 30, 2023. The Founders entered into an agreement with the Company where this repurchase right has been assigned to the Company (the “Side Agreement”). As the Company has, at its option, the ability to pay its obligation through cash proceeds or through monetization of the Warrants, the $80.0 million of amounts owed as of June 30, 2024 was included as Claims financing obligation and notes payable on the condensed consolidated balance sheet.

The Founders did not exercise the option to repurchase the Warrants on or before June 30, 2023. The Company recognized the Warrants at fair value which, considering the price of the Company’s common stock was below $30.00 as of June 30, 2024, it was determined to be zero.

Hazel Working Capital Credit Facility and Hazel Purchase Money Loan

On March 29, 2023, Subrogation Holdings entered into an Amended and Restated Credit Agreement (the “Working Capital Credit Facility”) with Hazel Partners Holdings LLC (“HPH”), an affiliate of Hazel, as the lender and administrative agent, which provides for up to $80 million (with a 40% original issue discount), consisting of a Term Loan A commitment to fund up to $30 million in proceeds (in multiple installments), and a Term Loan B Commitment to fund up to $18 million in proceeds (in multiple installments), the funding of each conditioned on certain milestones. The amended terms to the Working Capital Credit Facility were memorialized in the Second Amended and Restated First Lien Credit Agreement dated November 10, 2023.

As of June 30, 2024, the Company had received funding with an aggregate amount of $20.5 million under Term Loan A, which was terminated in 2023. The parties agreed to increase the Term Loan B commitment from $18 million to $27.5 million, after giving effect to the original issue discount on the Working Capital Credit Facility, which would be funded in multiple installments and in accordance with the terms of the Working Capital Credit Facility. During the six months ended June 30, 2024, the Company received funding with an aggregate amount of $4.5 million under Term Loan B.

On August 2, 2024, Subrogation Holdings entered into a letter agreement to amend the Second Amended and Restated Credit Agreement (the “HPH Letter Agreement”) with HPH, which: (i) extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025; and (ii) provides for a $3.3 million loan (with a 40% original issue discount) to be funded by August 31, 2024 for the purpose of acquiring additional Claims (the “New Claims”) that will further collateralize the Working Capital Credit Facility (collectively, (i) and (ii) the “Operational Collection Floor”). On August 2, 2024, the Company received funding of $3.5 million under the Operational Collection Floor for July and August 2024, leaving another $10.5 million of capacity under the Operational Collection Floor.

Amounts borrowed and obligations under the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the following was provided as additional collateral: (i) a pledge of proceeds from certain Claims in the Company’s Claims portfolio, up to $14 million; (ii) a pledge of the equity interests in an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada; (iii) a mortgage on real property owned by an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada (the “Mortgage”); and (iv) a personal guaranty by Messrs. John H. Ruiz and Frank C. Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024 (the “Personal Guaranty”). Pursuant to the HPH Letter Agreement, Term Loan A and Term Loan B of the Working Capital Credit Facility are subordinated to the Operational Collection Floor and collateralized by the New Claims. Once: (x) the principal amount of the Operational Collection Floor has been repaid in full (including any original issue discount), or (y) the drawn amounts under the Operation Collection Floor as of December 31, 2024 are repaid in full (on a drawn and funded basis) on a dollar per dollar basis by such date, HPH shall fully release the Mortgage and the Personal Guarantee.

In addition, as discussed in Note 4, Asset Acquisitions, on March 29, 2023 the Company entered into the Purchase Money Loan with Hazel in the amount of $250.0 million.

Loans under the Working Capital Credit Facility accrue interest at a Term Secured Overnight Financing Rate for 12-month interest period, plus an applicable margin of 10% per annum. Accrued interest on the Working Capital Credit Facility is payable in kind and will be capitalized. The Working Capital Credit Facility has a stated maturity date of March 31, 2026, and HPH may extend for up to one year in its sole discretion. The Purchase Money Loan accrues interest at a rate of 20% per annum, payable in kind or in cash at the Company’s discretion. The Purchase Money Loan has a maturity date of March 31, 2026, extendable up to one year in Hazel’s sole discretion.

The Company is permitted to prepay the loans under the Working Capital Credit Facility from time to time without prepayment premium. Prepayment of the Purchase Money Loan will be permitted after the prepayment or repayment of loans under the Working Capital Credit Facility, and such prepayment of the Purchase Money Loan may be subject to prepayment penalty, as applicable.

The Purchase Money Loan and the Working Capital Credit Facility contain certain representations, warranties, and covenants of the Company and its subsidiaries, including restrictions on debt incurrence, liens, investments, affiliate transactions, distributions and dividends, fundamental changes, certain debt prepayments, and Claim settlement.

As discussed in Note 4, Asset Acquisitions, amounts borrowed and obligations under the Purchase Money Loan and the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Purchase Money Loan and the Working Capital Credit Facility, the Company entered into a collateral administrative agreement between the Company and HPH, which sets forth certain arrangements between the Company and HPH in relation to the management of the litigation of certain Claims owned by the Company, the proceeds of which are due to the Company, and were pledged to Hazel and HPH to secure the Purchase Money Loan and the Working Capital Credit Facility, respectively. The Company is responsible for certain fees and expenses related to an independent representative nominated by the Company and Hazel; however, Hazel has agreed to fully reimburse the Company for any such fees and expenses.

Amended and Restated Nomura Promissory Note

On April 12, 2023, the Company amended and restated the promissory note originally issued on May 27, 2022 (the “First Amended and Restated Nomura Note”), increasing the principal amount to approximately $26.3 million, increasing the interest rate from 8.0% to 16% per annum, and extending the maturity date of the promissory note to September 30, 2024. On November 13, 2023, the Company amended and restated the First Amended and Restated Nomura Note (the “Second Amended and Restated Nomura Note”) to (a) increase the principal amount to approximately $28.9 million, (b) extend the maturity date to December 31, 2024, and (c) permit the Company to use the proceeds of an at-the-market offering to repay indebtedness incurred by the Company for which the proceeds are used for operating expenses, subject to certain enumerated restrictions.

On March 26, 2024, the Company amended and restated the Second Amended and Restated Nomura Note (the “Third Amended and Restated Nomura Note”) to: (a) increase the principal amount to approximately $30.0 million, and (b) extend the maturity date to September 30, 2025. The Third Amended and Restated Nomura Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon. The balance of the unsecured promissory note and related interest are included within Claims financing obligations and notes payable in the condensed consolidated balance sheet.

Committed Equity Facility

On November 14, 2023, the Company entered into the Yorkville SEPA with Yorkville. Pursuant to the Yorkville SEPA, the Company has the right to sell to Yorkville up to $250.0 million of its shares of common stock, subject to certain limitations and conditions set forth therein, from time to time during the term of the Yorkville SEPA. In connection with the Yorkville SEPA, and subject to the conditions set forth therein, Yorkville advanced to the Company, in the form of Convertible Notes, an aggregate principal amount of $15.0 million, resulting in net proceeds to the Company of $14.2 million.

For additional information on the Yorkville SEPA and Convertible Notes, refer to Note 1, Description of the Business - Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement.

Note 11. CLAIMS FINANCING OBLIGATIONS AND NOTES PAYABLE

Based on claims financing obligations and notes payable agreements, as of December 31, 2023 and 2022, the present value of amounts owed under these obligations were $556.3 million and $201.3 million, respectively, including capitalized interest. The weighted average interest rate is 14.7% based on the current book value of $556.3 million with rates that range from 0.0% to 20.0%. The Company is expected to repay these obligations from cash flows from claim recovery income or potentially for the renegotiated debt through class A common stock issuances.

As of December 31, 2023, the minimum required payments on these agreements are $702.4 million. Certain of these agreements have priority of payment regarding any proceeds until full payment of the balance due is satisfied. The maturity of the commitments range from the date sufficient claims recoveries are received to cover the required return or in some cases by 2031.

Brickell Key Investments

In 2015, the Company entered into a Claims Proceeds Investment Agreement (“CPIA”), as amended, with Brickell Key Investments LP (the “Holder”). Pursuant to the CPIA, as amended, the Company grants to the Holder the right to purchase Class A common shares in the Company (the “Class A Shares”) up to a maximum amount of 2,666,667 (the “Amount”) for a purchase price equal to $6,666.67 ($0.0025 per Class A Share), and is payable in cash. This Warrant (the “Warrant”) will expire at 5:00 p.m. (Eastern Time), on September 30, 2027 and may be exercised in whole or in part by Holder at any time prior to such date. The Holder can only sell a maximum of 15% per month of the Class A Shares obtained through the Warrant. In exchange for the Company issuing the Warrant, the amounts owed to the Holder pursuant to CPIA are amended to equal $80 million. The Holder has the right to receive the $80 million owed through proceeds as outlined in the CPIA, cash paid by the Company or monetization of the Warrant (through the sale of the Warrant or sale of the underlying Class A Shares). If the Holder monetizes the Warrant, the amount owed will be reduced at a measure of $30.00 per Class A Share. In connection with the Amendment and Warrant Agreement, the Holder also executed a Stock Pledge Agreement (the “Pledge Agreement”) with Legacy MSP founders, John H. Ruiz and Frank C. Quesada (the “Founders”). As part of the Pledge Agreement, the Founders agreed to pledge 50 million shares to secure payment of the original principal amount of the CPIA. In addition, the Pledge Agreement provides the right to repurchase the Warrant from the Holder on or before June 30, 2023. The Founders entered into an agreement with the Company where this repurchase right has been assigned to the Company (the “Side Agreement”). As the Company has, at its option, the ability to pay its obligation through cash proceeds or through monetization of the Warrants, the $80.0 million of amounts owed as of December 31, 2023 was included as Claims financing obligation and notes payable on the consolidated balance sheet.

The Founders did not exercise the option to repurchase the Warrants on or before June 30, 2023. The Company recognized the Warrants at fair value which, considering the price of the Company’s common stock was below $30.00 as of December 31, 2023, it was determined to be zero.

Hazel Working Capital Credit Facility and Hazel Purchase Money Loan

On March 29, 2023, the Company’s subsidiary, Subrogation Holdings, LLC, entered into an Amended and Restated Credit Agreement (the “Working Capital Credit Facility”) with Hazel Partners Holdings LLC (“HPH”), an affiliate of Hazel, as the lender and administrative agent, which provides for up to $80 million (with a 40% original issue discount), consisting of a Term Loan A commitment to fund up to $30 million in proceeds (in multiple installments), and a Term Loan B Commitment to fund up to $18 million in proceeds (in multiple installments), the funding of each conditioned on certain milestones. The amended terms to the Working Capital Credit Facility were memorialized in the Second Amended and Restated First Lien Credit Agreement dated November 10, 2023.

At different points during the year ended December 31, 2023, the Company received funding with an aggregate amount of $20.5 million under Term Loan A, which was then terminated. The parties agreed to increase the Term Loan B commitment from $18 million to $27.5 million, after giving effect to the original issue discount on the Working Capital Credit Facility, which would be funded in multiple installments and in accordance with the terms of the Working Capital Credit Facility.

At different points during the year ended December 31, 2023, the Company received funding with an aggregate amount of $9.0 million under Term Loan B, and received an additional $4.5 million on January 25, 2024. After considering the subsequent payment received, the Company has additional availability amounting to $14.0 million under Term Loan B.

Amounts borrowed and obligations under the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the following was provided as additional collateral: (i) a pledge of proceeds from certain Claims in the Company’s Claims portfolio, up to $14 million; (ii) a pledge of the equity interests in an Affiliate of Messrs. John Ruiz and Frank Quesada; and (iii) a personal guaranty by Messrs. John Ruiz and Frank Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024. On December 22, 2023, our Board approved the Company's payment of certain costs and fees (including legal fees) on behalf of John H. Ruiz and Frank C. Quesada, associated with a mortgage granted in connection with said guaranty, totaling $0.1 million.

In addition, as discussed in Note 4, Asset Acquisitions, on March 29, 2023 the Company entered into the Purchase Money Loan with Hazel in the amount of $250.0 million.

Loans under the Working Capital Credit Facility accrue interest at a Term Secured Overnight Financing Rate for 12-month interest period, plus an applicable margin of 10% per annum. Accrued interest on the Working Capital Credit Facility is payable in kind and will be capitalized. The Working Capital Credit Facility has a stated maturity date of March 31, 2026, and HPH may extend for up to one year in its sole discretion. The Purchase Money Loan accrues interest at a rate of 20% per annum, payable in kind or in cash at the Company’s discretion. The Purchase Money Loan has a maturity date of March 31, 2026, extendable up to one year in Hazel’s sole discretion.

The Company is permitted to prepay the loans under the Working Capital Credit Facility from time to time without prepayment premium. Prepayment of the Purchase Money Loan will be permitted after the prepayment or repayment of loans under the Working Capital Credit Facility, and such prepayment of the Purchase Money Loan may be subject to prepayment penalty, as applicable.

The Purchase Money Loan and the Working Capital Credit Facility contain certain representations, warranties, and covenants of the Company and its subsidiaries, including restrictions on debt incurrence, liens, investments, affiliate transactions, distributions and dividends, fundamental changes, certain debt prepayments, and Claim settlement.

As discussed in Note 4, Asset Acquisitions, amounts borrowed and obligations under the Purchase Money Loan and the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Purchase Money Loan and the Working Capital Credit Facility, the Company entered into a collateral administrative agreement between the Company and HPH, which sets forth certain arrangements between the Company and HPH in relation to the management of the litigation of certain Claims owned by the Company, the proceeds of which are due to the Company, and were pledged to Hazel and HPH to secure the Purchase Money Loan and the Working Capital Credit Facility, respectively.

Amended and Restated Nomura Promissory Note

On April 12, 2023, the Company amended the promissory note to Nomura originally issued on May 27, 2022, which increased the principal amount to approximately $26.3 million and extended the maturity date of the promissory note to September 30, 2024. Pursuant to the Amended and Restated Promissory Note dated November 13, 2023, the Company amended the promissory note to Nomura to: (a) increase the principal amount to approximately $28.9 million, (b) extend the maturity date to December 31, 2024 and (c) permit the Company to use the proceeds of an at-the-market offering to repay indebtedness incurred by the Company for which the proceeds are used for operating expenses, subject to certain enumerated restrictions. On March 26, 2024, the Company further amended and restated the Amended and Restated Nomura Promissory Note (the “Amendment to the Amended and Restated Nomura Promissory Note”) to: (a) increase the principal amount to approximately $30.0 million, and (b) extend the maturity date to September 30, 2025. The Amended and Restated Nomura Promissory Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the Amended and Restated Nomura Promissory Note together with all accrued and unpaid interest thereon.

Committed Equity Facility

On January 6, 2023, the Company entered into a Company Common Stock Purchase Agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Island exempted company (“Yorkville”), which replaced the CF Agreement noted above. Pursuant to the Yorkville Purchase Agreement, the Company had the right to sell to Yorkville from time to time at its option up to $1 billion in shares of the Company’s Class A Common Stock, subject to the terms, conditions and limitations set forth in the Yorkville Purchase Agreement.

On November 14, 2023, the Company entered into the Standby Equity Purchase Agreement (“Yorkville SEPA”) with Yorkville, which replaced the Yorkville Purchase Agreement described above. Pursuant to the Yorkville SEPA, the Company has the right to sell to Yorkville up to $250 million of its shares of common stock, subject to certain limitations and conditions set forth in the Yorkville SEPA, from time to time during the term of the Yorkville SEPA. Sales of the shares of common stock to Yorkville under the Yorkville SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the Yorkville SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

For additional information on the Yorkville SEPA, refer to Note 1, Description of the Business - Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement.